Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepayment and other current assets
4	Prepayment and other current assets

Prepayment and other current assets consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Prepaid media cost	19,610	54,937	7,990
Prepaid service fee	1,762	6,804	989
Others	12,856	18,837	2,740
Total prepayment and other current assets	34,228	80,578	11,719